Subsequent Events	9 Months Ended
May 31, 2016
Notes to Financial Statements
Note 9. Subsequent Events

Management has reviewed material events subsequent of the quarterly period ended May 31, 2016 and prior to the filing of financial statements in accordance with FASB ASC 855 "Subsequent Events".

On June 20, 2016, the Company completed a self-directed offering of 937,500 units at a price of $3.20 per unit for $3,000,000 in aggregate proceeds (the "June 2016 Private Placement"). Each unit consisted of (a) one share of common stock; (b) one Series Q Stock Purchase Warrant to purchase one share of common stock at an exercise price of $3.20 per share through June 20, 2019; and (c) one Series R Stock Purchase Warrant to purchase one share of common stock at a price of $4.00 per share through June 20, 2021. The warrants may be exercised on a cashless basis.

The relative fair value of the common stock was estimated to be $1,338,000. The relative fair value of the Series Q Warrants and Series R Warrants was estimated to be $783,000 and $879,000, respectively, as determined based on the relative fair value allocation of the proceeds received. The Series Q Warrants were valued using the Black-Scholes option pricing model using the following variables: market price of common stock - $3.99 per share; estimated volatility – 83%; 3-year risk free interest rate – 0.87%; expected dividend rate - 0% and expected life - 3 years. The Series R Warrants were also valued using the Black-Scholes option pricing model using the following variables: market price of common stock - $3.99 per share; estimated volatility – 83%; 5-year risk free interest rate – 1.17%; expected dividend rate - 0% and expected life - 5 years.